Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 17.9%
Ameris Bancorp	524	$32,787
Axos Financial, Inc. (a)	423	29,547
Bancorp, Inc. (a)	389	20,473
Bank OZK	883	39,320
East West Bancorp, Inc.	1,135	108,688
Eastern Bankshares, Inc.	1,342	23,149
First BanCorp Puerto Rico	1,370	25,468
First Horizon Corp.	4,403	88,676
Heartland Financial USA, Inc.	315	19,311
Hope Bancorp, Inc.	927	11,393
International Bancshares Corp.	416	26,275
Live Oak Bancshares, Inc.	254	10,046
S&T Bancorp, Inc.	315	12,039
TriCo Bancshares	243	10,619
Trustmark Corp.	459	16,235
WSFS Financial Corp.	470	24,971
		498,997

Consumer Discretionary Products - 3.8%
Toll Brothers, Inc.	838	105,546

Consumer Discretionary Services - 0.4%
Perdoceo Education Corp.	459	12,150

Consumer Staple Products - 1.2%
Cal-Maine Foods, Inc.	326	33,552

Financial Services - 10.2%
Artisan Partners Asset Management, Inc. - Class A	488	21,008
BGC Group, Inc. - Class A	3,114	28,213
Bread Financial Holdings, Inc.	397	24,241
Enova International, Inc. (a)	199	19,080
Evercore, Inc. - Class A	289	80,108
MGIC Investment Corp.	2,198	52,115
Virtu Financial, Inc. - Class A	684	24,405
Virtus Investment Partners, Inc.	47	10,367
Walker & Dunlop, Inc.	252	24,497
		284,034

Health Care - 0.6%
Dynavax Technologies Corp. (a)	1,019	13,012
Ironwood Pharmaceuticals, Inc. (a)	1,081	4,789
		17,801

Industrial Products - 2.6%
Mueller Industries, Inc.	918	72,852

Industrial Services - 3.8%
FLEX LNG Ltd.	254	5,827
Matson, Inc.	262	35,328
Scorpio Tankers, Inc.	378	18,783
Sterling Infrastructure, Inc. (a)	236	39,754
Teekay Tankers Ltd.	191	7,600
		107,292

Insurance - 14.1%
Axis Capital Holdings Ltd.	615	54,501
CNA Financial Corp.	164	7,933
Hanover Insurance Group, Inc.	288	44,542
Jackson Financial, Inc. - Class A	567	49,374
Mercury General Corp.	216	14,360
NMI Holdings, Inc. - Class A (a)	622	22,865
Old Republic International Corp.	2,045	74,009
Reinsurance Group of America, Inc.	532	113,651
SiriusPoint Ltd. (a)	739	12,112
		393,347

Materials - 11.9%
Alpha Metallurgical Resources, Inc. (a)	82	16,410
Arch Resources, Inc.	137	19,347
Boise Cascade Co.	324	38,511
CF Industries Holdings, Inc.	1,477	126,018
CONSOL Energy, Inc.	225	24,003
Peabody Energy Corp.	1,018	21,317
Ternium SA - ADR	344	10,003
UFP Industries, Inc.	488	54,973
Warrior Met Coal, Inc.	406	22,021
		332,603

Media - 0.6%
Magnite, Inc. (a)	981	15,618

Oil & Gas - 16.7%
Antero Resources Corp. (a)	2,332	81,737
APA Corp.	2,880	66,499
Civitas Resources, Inc.	659	30,228
CVR Energy, Inc.	271	5,079
Hess Midstream LP - Class A	648	23,995
HF Sinclair Corp.	1,298	45,495
Matador Resources Co.	927	52,153
Murphy Oil Corp.	1,172	35,465
PBF Energy, Inc. - Class A	838	22,249
Permian Resources Corp.	3,700	53,206
Sitio Royalties Corp. - Class A	630	12,083
SM Energy Co.	954	36,977
		465,166

Retail & Wholesale - Discretionary - 11.1%
Builders FirstSource, Inc. (a)	757	108,198
Dillard's, Inc. - Class A	63	27,200
Williams-Sonoma, Inc.	947	175,365
		310,763

Software & Technology Services - 0.6%
Clear Secure, Inc. - Class A	639	17,023

Tech Hardware & Semiconductors - 4.4%
Flex Ltd. (a)	3,223	123,731
TOTAL COMMON STOCKS (Cost $2,742,457)		2,790,475

SHORT-TERM INVESTMENTS - 0.0%(b)		Value
Money Market Funds - 0.0%(b)	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	1,204	1,204
TOTAL SHORT-TERM INVESTMENTS (Cost $1,204)		1,204

TOTAL INVESTMENTS - 99.9% (Cost $2,743,661)		2,791,679
Other Assets in Excess of Liabilities - 0.1%		1,600
TOTAL NET ASSETS - 100.0%		$2,793,279
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LP Limited Partnership

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes US Small Cap Cash Flow Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,790,475	$–	$–	$2,790,475
Money Market Funds	1,204	–	–	1,204
Total Investments	$2,791,679	$–	$–	$2,791,679

Refer to the Schedule of Investments for further disaggregation of investment categories.